Summary of stock options outstanding (Details)	12 Months Ended
Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Options vested	10,850,000
Options, unvested	6,400,000
Options, outstanding	17,250,000
Remaining contractual life (years)	3 years 2 months 23 days
Stock Option One [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.065
Options vested	7,650,000
Options, unvested
Options, outstanding	7,650,000
Remaining contractual life (years)	2 years 8 months 26 days
Expiry date	September 25, 2024
Stock Option Two [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.160
Options vested	3,200,000
Options, unvested	6,400,000
Options, outstanding	9,600,000
Remaining contractual life (years)	3 years 7 months 13 days
Expiry date	August 13, 2025